UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2007

John Hancock Preferred Income Fund Securities owned by the Fund on October 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 3.30%					$19,396,764
(Cost $19,771,543)

Electric Utilities 1.81%					10,612,489
Black Hills Corp.,
Note	6.500%	05-15-13	BBB-	$5,950	5,946,269
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,666,220
Gas Utilities 1.49%					8,784,275
Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	8,800	8,784,275

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Capital preferred securities 10.06%					$59,119,786
(Cost $55,483,024)

Diversified Banks 1.25%					7,331,250
Lloyds TSB Bank Plc, (United Kingdom) (F)	6.90%	11-29-49	A+	$7,500	7,331,250
Electric Utilities 4.66%					27,385,824
DPL Capital Trust II	8.125	09-01-31	BB+	24,000	27,385,824
Gas Utilities 4.15%					24,402,712
KN Capital Trust I, Ser B	8.56	04-15-27	B-	17,500	17,150,000
KN Capital Trust III	7.63	04-15-28	B-	8,000	7,252,712

Issuer				Shares	Value

Common stocks 3.59%					$21,097,929
(Cost $19,502,471)

Electric Utilities 0.69%					4,028,400
Great Plains Energy, Inc.				135,000	4,028,400
Integrated Oil & Gas 0.49%					2,905,829
BP Plc, ADR (United Kingdom) (F)				37,259	2,905,829
Multi-Utilities 2.41%					14,163,700
Alliant Energy Corp.				190,000	7,600,000
TECO Energy, Inc.				390,000	6,563,700

John Hancock Preferred Income Fund Securities owned by the Fund on October 31, 2007 (unaudited)

	Credit
	rating (A)	Shares	Value

Preferred stocks 127.41%			$748,720,647

Agricultural Products 2.17%			12,749,351
Ocean Spray Cranberries, Inc., 6.25%,
	BB+	143,000	12,749,351

Automobile Manufacturers 2.90%			17,044,312
	CCC+	40,000	743,200
General Motors Corp., 7.25%, Ser 04-15-41	B-	378,700	6,888,553
General Motors Corp., 7.25%, Ser 07-15-41	B-	82,000	1,506,340
General Motors Corp., 7.25%, Ser 02-15-52	B-	254,300	4,585,029
General Motors Corp., 7.375%,
	B-	50,000	920,500
General Motors Corp., 7.375%,
	B-	129,000	2,400,690

Broadcasting & Cable TV 4.39%			25,777,582
	BBB	188,600	4,445,302
	BBB+	232,000	5,758,240
Comcast Corp., 7.00%, Ser B	BBB+	629,000	15,574,040

Consumer Finance 6.25%			36,750,429
Ford Motor Credit Co., 7.60%	B1	308,500	6,185,425
HSBC Finance Corp., 6.00%	AA-	134,200	3,093,310
HSBC Finance Corp., 6.36%, Depositary
	A	297,000	7,303,230
HSBC Finance Corp., 6.875%	AA-	404,800	10,140,240
	BBB+	194,100	3,447,216
SLM Corp., 6.97%, Ser A	BBB-	147,391	6,581,008

John Hancock Preferred Income Fund Securities owned by the Fund on October 31, 2007 (unaudited)

Diversified Banks 8.20%			48,216,900
BAC Capital Trust IV, 5.875%	A+	30,000	654,900
Bank One Capital Trust VI, 7.20%	A	81,100	2,027,500
Barclays Bank Plc, 7.10%, Ser 3
(United Kingdom) (F)	A+	50,000	1,265,000
Fleet Capital Trust VIII, 7.20%	A+	484,250	12,115,935
HSBC Holdings Plc, 6.20%, Ser A
(United Kingdom) (F)	A	161,000	3,625,720
Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom) (F)	A	550,900	11,607,463
Royal Bank of Scotland Group Plc, 6.35%,
Ser N, ADR (United Kingdom) (F)	A	25,000	575,500
Royal Bank of Scotland Group Plc, 7.25%,
Ser T (United Kingdom) (F)	A	59,000	1,502,730
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1 (Spain) (F)	A+	225,000	5,220,000
USB Capital VIII, 6.35%, Ser 1	A+	179,800	4,077,864
USB Capital X, 6.50%	A+	45,000	1,045,350
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A	69,000	1,787,790
Wells Fargo Capital Trust IV, 7.00%	AA-	108,100	2,711,148

Electric Utilities 25.16%			147,850,485
Duquesne Light Co., 6.50%	BB	73,650	3,744,646
Entergy Arkansas, Inc., 6.70%	AAA	25,300	640,849
Entergy Mississippi, Inc., 7.25%	A-	363,900	9,170,280
FPC Capital I, 7.10%, Ser A	BBB-	860,691	21,560,310
FPL Group Capital Trust I, 5.875%	BBB+	502,200	11,399,940
FPL Group Capital, Inc., 7.45%, Ser E	BBB+	110,000	2,854,500
Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	5,535,754
Georgia Power Co., 6.00%, Ser R	A	415,497	10,079,957
HECO Capital Trust III, 6.50%	BB+	375,400	8,919,504
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	700,000	21,070,000
NSTAR Electric Co., 4.78%	A-	15,143	1,309,869
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,678,140
PPL Energy Supply, LLC, 7.00%	BBB	563,160	14,163,474
Southern California Edison Co., 6.125%	BBB-	119,000	12,390,875
Virginia Power Capital Trust, 7.375%	BB+	596,250	14,924,137
Westar Energy, Inc., 6.10%	AAA	97,500	2,408,250

Gas Utilities 3.14%			18,451,038
Southern Union Co., 5.00%, Conv	BBB-	10,000	565,000
Southern Union Co., 7.55%, Ser A	BB	296,600	7,530,674
Southwest Gas Capital II, 7.70%	BB	412,400	10,355,364

John Hancock Preferred Income Fund Securities owned by the Fund on October 31, 2007 (unaudited)

Integrated Telecommunication Services 5.25%			30,870,378
AT&T, Inc., 6.375%	A	66,000	1,589,940
Telephone & Data Systems, Inc., 6.625%	BB+	233,000	4,694,950
Telephone & Data Systems, Inc., 7.60%,
Ser A	BB+	815,687	19,258,370
Verizon New England, Inc., 7.00%, Ser B	A3	209,317	5,327,118

Investment Banking & Brokerage 10.87%			63,849,881
Bear Stearns Capital Trust III, 7.80%	BBB+	53,600	1,341,608
Goldman Sachs Group, Inc., 6.20%, Ser B	A	460,000	11,058,400
Lehman Brothers Holdings Capital Trust III,
6.375%, Ser K	A-	150,000	3,384,000
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	175,600	8,077,600
Merrill Lynch Preferred Capital Trust III,
7.00%	A-	366,400	8,921,840
Merrill Lynch Preferred Capital Trust IV,
7.12%	A-	276,552	6,781,055
Merrill Lynch Preferred Capital Trust V,
7.28%	A-	367,000	9,108,940
Morgan Stanley Capital Trust III, 6.25%	A	192,400	4,313,608
Morgan Stanley Capital Trust IV, 6.25%	A	57,000	1,270,530
Morgan Stanley Capital Trust V, 5.75%	A1	347,000	7,252,300
Morgan Stanley Capital Trust VI, 6.60%	A	100,000	2,340,000

Life & Health Insurance 7.08%			41,580,962
Lincoln National Capital VI, 6.75%, Ser F	A-	175,800	4,264,908
MetLife, Inc., 6.50%, Ser B	BBB	950,500	23,629,430
PLC Capital Trust IV, 7.25%	BBB+	208,300	5,182,504
PLC Capital Trust V, 6.125%	BBB+	256,000	5,637,120
Prudential Plc, 6.50%
(United Kingdom) (F)	A-	122,000	2,867,000

Movies & Entertainment 4.06%			23,877,976
Viacom, Inc., 6.85%	BBB	985,065	23,877,976

Multi-Line Insurance 7.17%			42,114,431
Aegon NV, 6.375% (Netherlands) (F)	A-	444,900	10,223,802
Aegon NV, 6.50% (Netherlands) (F)	A-	111,100	2,565,299
ING Groep NV 6.125% (Netherlands) (F)	A	61,500	1,349,925
ING Groep NV, 6.20% (Netherlands) (F)	A	156,993	3,477,395
ING Groep NV, 7.05% (Netherlands) (F)	A	760,100	18,926,490
ING Groep NV, 7.20% (Netherlands) (F)	A	100,000	2,506,000
ING Groep NV, 7.375% (Netherlands) (F)	A	120,500	3,065,520

John Hancock

Preferred Income Fund

Securities owned by the Fund on October 31, 2007 (unaudited)

Multi-Utilities 7.72%			45,377,868
Baltimore Gas & Electric Co., 6.99%,
Ser 1995	Ba1	40,000	4,125,000
BGE Capital Trust II, 6.20%	BBB-	836,825	18,544,042
DTE Energy Trust I, 7.80%	BB+	136,400	3,422,276
PNM Resources, Inc., 6.75%, Conv	BBB-	284,500	12,785,430
PSEG Funding Trust II, 8.75%	BB+	233,500	5,888,870
Public Service Electric & Gas Co.,
4.18%, Ser B	BB+	7,900	612,250

Oil & Gas Exploration & Production 5.54%			32,578,271
Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,530	1,431,571
Nexen, Inc., 7.35% (Canada) (F)	BB+	1,261,000	31,146,700

Other Diversified Financial Services 15.56%			91,444,548
ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	13,354,713
ABN AMRO Capital Funding Trust VII, 6.08%	A	328,000	7,137,280
Citigroup Capital VII, 7.125%	A+	336,500	8,419,230
Citigroup Capital VIII, 6.95%	A+	648,100	15,923,817
Citigroup Capital X, 6.10%	A+	40,000	901,200
Citigroup Capital XI, 6.00%	A+	25,000	551,750
DB Capital Funding VIII, 6.375%	A+	471,250	10,942,425
DB Capital Trust II, 6.55%	A+	526,750	12,615,662
JPMorgan Chase Capital X, 7.00%, Ser J	A	615,100	15,346,745
JPMorgan Chase Capital XI, 5.875%, Ser K	A	289,700	6,251,726

Real Estate Management & Development 3.68%			21,639,540
Duke Realty Corp., 6.50%, Depositary
Shares, Ser K	BBB	110,000	2,442,000
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L	BBB	109,840	2,452,727
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	59,925	1,350,110
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	25,000	544,500
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	100,000	2,225,000
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	497,643	12,625,203

Regional Banks 3.61%			21,221,799
KeyCorp Capital VI, 6.125%	BBB	25,900	550,634
PFGI Capital Corp., 7.75%	A	796,000	20,671,165

Reinsurance 0.52%			3,031,380
RenaissanceRe Holdings Ltd., 6.08%,
Ser C (Bermuda) (F)	BBB	153,100	3,031,380

John Hancock Preferred Income Fund Securities owned by the Fund on October 31, 2007 (unaudited)

Specialized Finance 1.05%			6,183,850
CIT Group, Inc., 6.35%, Ser A	BBB+	145,000	3,233,500
Repsol International Capital Ltd.,
7.45%, Ser A (Cayman Islands) (F)	BB+	115,700	2,950,350
Thrifts & Mortgage Finance 0.77%			4,503,400
Sovereign Capital Trust V, 7.75%	BB+	178	4,503,400
Wireless Telecommunication Services 2.32%			13,606,266
United States Cellular Corp., 7.50%	BB+	582,460	13,606,266

		Number of	Exercise	Expiration
Issuer		Contracts	Price	Date	Value

Purchased options	0.03%				$198,360
(Cost $183,541)

Options - Puts 0.03%					198,360
iShares S&P SmallCap Index Fund		1,102	$88	March 08	198,360
	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 2.45%					$14,400,000
(Cost $14,400,000)

Government U.S. Agency	2.45%				14,400,000
Federal Home Loan Bank,
Discount Note	4.40% (Y)	11-01-07	AAA	$14,400	14,400,000

Total investments (Cost $896,708,563) 146.84%					$862,933,486

Other assets and liabilities, net 0.82%					$4,814,220

Fund preferred shares, at liquidation value (47.66%)					($280,093,084)

Total net assets applicable to common shareholders 100.00%					$587,654,622

The percentage shown for each investment category is the total value of that category, as a percentage of the net assets applicable to common shareholders.

John Hancock Preferred Income Fund Notes to Schedule of Investments October 31, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,749,351 or 2.17% of the net assets applicable to common shareholders as of October 31, 2007.

(Y) Represents current yield as of October 31, 2007.

The cost of investments owned on October 31, 2007 , including short-term investments, was $896,708,563. Gross unrealized appreciation and depreciation of investments aggregated $17,402,549 and $51,177,626, respectively, resulting in net unrealized depreciation of $33,775,077.

Notes to Schedule of Investments - Page 1

John Hancock Preferred Income Fund Financial futures contracts October 31, 2007 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-year Treasury Note	840	Short	Dec-07	$466,616

Financial futures contracts

John Hancock Preferred Income Fund Interest rate swap contracts October 31, 2007 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination		Unrealized
amount	by Fund	by Fund	date	Counterparty	Depreciation

$70,000,000	2.558% (a)	3-month LIBOR	Jun-08	Morgan Stanley	$976,560

(a) Fixed rate

Interest rate swap contracts

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor's 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds' agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 2

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/ depreciation on the Statement of Operations.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 3

For more information

Trustees
James F. Carlin, *Interim Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q1 10/07
12/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 19, 2007

By: /s/ Charles A. Rizzo ------------------------------------- Charles A. Rizzo Chief Financial Officer Date: December 19, 2007